Liability under insurance contracts and reinsurance contracts - Summary of insurance profits and losses (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		₩ 2,899,599	₩ 2,741,730	₩ 6,484,523
Insurance service expenses subtotal		1,748,779	1,667,870	0
Reinsurance revenue		44,985	36,274
Reinsurance expenses		82,190	63,910
Income (expenses) from reinsurance contracts held, other than finance income (expenses)		1,113,615	1,046,224	₩ (775,386)
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Expected insurance premiums and other expected insurance service expenses		1,573,969	1,491,243
Risk-adjusted change amount		116,545	120,214
Contractual service margin amortization		914,643	901,808
Recovery of insurance acquisition cash flows		262,280	214,103
Etc.	[1]	(7,479)	4,098
Insurance revenue		2,859,958	2,731,466
Accrued insurance premiums and other incurred insurance service expenses		1,513,580	1,478,534
Changes in incident fulfillment cash flow		11,468	(37,104)
Costs related to onerous contracts		(35,360)	(7,810)
Amortization of insurance acquisition cash flows		262,280	214,103
Etc.	[1]	(37,596)	843
Insurance expenses		1,714,372	1,648,566
Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		39,641	10,264
Insurance expenses		34,407	19,304
Reinsurance Contracts Other Than Those to Which Premium Allocation Approach Has Been Applied [member]
Disclosure of analysis of insurance revenue [line items]
Accrued reinsurance amount		72,651	66,383
Changes in incident fulfillment cash flow		(32,100)	(25,677)
Etc.	[1]	(116)	(5,724)
Reinsurance revenue		40,435	34,982
Expected reinsurance amount		48,861	41,052
Risk-adjusted change amount		3,853	3,512
Contractual service margin amortization		15,389	16,022
Etc.	[1]	3,983	1,742
Reinsurance expenses		72,086	62,328
Reinsurance Contracts to Which Premium Allocation Approach Has Been Applied [Member]
Disclosure of analysis of insurance revenue [line items]
Reinsurance revenue		4,550	1,292
Reinsurance expenses		10,104	1,582
Retroactive modification method [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		1,513,551	1,662,963
Insurance service expenses subtotal		876,050	930,497
Reinsurance revenue		4,578	1,292
Reinsurance expenses		5,375	1,582
Income (expenses) from reinsurance contracts held, other than finance income (expenses)		636,704	732,176
Retroactive modification method [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Expected insurance premiums and other expected insurance service expenses		776,917	772,251
Risk-adjusted change amount		55,712	71,839
Contractual service margin amortization		536,399	632,727
Recovery of insurance acquisition cash flows		133,781	169,488
Etc.	[1]	(18,762)	6,743
Insurance revenue		1,484,047	1,653,048
Accrued insurance premiums and other incurred insurance service expenses		794,824	790,309
Changes in incident fulfillment cash flow		(5,104)	(425)
Costs related to onerous contracts		(74,960)	(69,089)
Amortization of insurance acquisition cash flows		133,868	169,488
Etc.	[1]	(10,235)	21,764
Insurance expenses		838,393	912,047
Retroactive modification method [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		29,504	9,915
Insurance expenses		37,657	18,450
Retroactive modification method [member] | Reinsurance Contracts Other Than Those to Which Premium Allocation Approach Has Been Applied [member]
Disclosure of analysis of insurance revenue [line items]
Accrued reinsurance amount		27	0
Changes in incident fulfillment cash flow		2	0
Etc.	[1]	(1)	0
Reinsurance revenue		28	0
Expected reinsurance amount		0	0
Risk-adjusted change amount		0	0
Contractual service margin amortization		0	0
Etc.	[1]	0	0
Reinsurance expenses		0	0
Retroactive modification method [member] | Reinsurance Contracts to Which Premium Allocation Approach Has Been Applied [Member]
Disclosure of analysis of insurance revenue [line items]
Reinsurance revenue		4,550	1,292
Reinsurance expenses		5,375	1,582
Fair value method [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		958,369	945,620
Insurance service expenses subtotal		669,136	607,705
Reinsurance revenue		35,078	28,396
Reinsurance expenses		52,637	53,430
Income (expenses) from reinsurance contracts held, other than finance income (expenses)		271,674	312,881
Fair value method [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Expected insurance premiums and other expected insurance service expenses		706,136	690,905
Risk-adjusted change amount		36,036	36,260
Contractual service margin amortization		215,795	218,251
Recovery of insurance acquisition cash flows		337	216
Etc.	[1]	65	(12)
Insurance revenue		958,369	945,620
Accrued insurance premiums and other incurred insurance service expenses		644,118	647,065
Changes in incident fulfillment cash flow		14,944	(36,823)
Costs related to onerous contracts		8,286	(5,444)
Amortization of insurance acquisition cash flows		337	216
Etc.	[1]	1,451	2,691
Insurance expenses		669,136	607,705
Fair value method [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		0	0
Insurance expenses		0	0
Fair value method [member] | Reinsurance Contracts Other Than Those to Which Premium Allocation Approach Has Been Applied [member]
Disclosure of analysis of insurance revenue [line items]
Accrued reinsurance amount		67,051	62,436
Changes in incident fulfillment cash flow		(29,952)	(26,236)
Etc.	[1]	(2,021)	(7,804)
Reinsurance revenue		35,078	28,396
Expected reinsurance amount		41,537	39,103
Risk-adjusted change amount		3,227	3,242
Contractual service margin amortization		8,120	11,589
Etc.	[1]	(247)	(504)
Reinsurance expenses		52,637	53,430
Fair value method [member] | Reinsurance Contracts to Which Premium Allocation Approach Has Been Applied [Member]
Disclosure of analysis of insurance revenue [line items]
Reinsurance revenue		0	0
Reinsurance expenses		0	0
Etc [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		427,679	133,147
Insurance service expenses subtotal		203,593	129,668
Reinsurance revenue		5,329	6,586
Reinsurance expenses		24,178	8,898
Income (expenses) from reinsurance contracts held, other than finance income (expenses)		205,237	1,167
Etc [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Expected insurance premiums and other expected insurance service expenses		90,916	28,087
Risk-adjusted change amount		24,797	12,115
Contractual service margin amortization		162,449	50,830
Recovery of insurance acquisition cash flows		128,162	44,399
Etc.	[1]	11,218	(2,633)
Insurance revenue		417,542	132,798
Accrued insurance premiums and other incurred insurance service expenses		74,638	41,160
Changes in incident fulfillment cash flow		1,628	144
Costs related to onerous contracts		31,314	66,723
Amortization of insurance acquisition cash flows		128,075	44,399
Etc.	[1]	(28,812)	(23,612)
Insurance expenses		206,843	128,814
Etc [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue		10,137	349
Insurance expenses		(3,250)	854
Etc [member] | Reinsurance Contracts Other Than Those to Which Premium Allocation Approach Has Been Applied [member]
Disclosure of analysis of insurance revenue [line items]
Accrued reinsurance amount		5,573	3,947
Changes in incident fulfillment cash flow		(2,150)	559
Etc.	[1]	1,906	2,080
Reinsurance revenue		5,329	6,586
Expected reinsurance amount		7,324	1,949
Risk-adjusted change amount		626	270
Contractual service margin amortization		7,269	4,433
Etc.	[1]	4,230	2,246
Reinsurance expenses		19,449	8,898
Etc [member] | Reinsurance Contracts to Which Premium Allocation Approach Has Been Applied [Member]
Disclosure of analysis of insurance revenue [line items]
Reinsurance revenue		0	0
Reinsurance expenses		₩ 4,729	₩ 0

[1]	Include amounts allocated to loss components, etc.